Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information Disclosure [Abstract]
SEGMENT INFORMATION

31. SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) is the Executive Committee, which periodically reviews financial information at the business line level. Each of the business lines in which the Group operates are considered operating segments.

The Group has aggregated operating segments into the following reporting segments for the purposes of its consolidated financial statements:

1)	Specialty Long tail (comprising business lines with underwriting risks assumed in form of liability insurance and of a long-term nature with respect to related claims).

2)	Specialty Short tail (comprising business lines with underwriting risks assumed in the form of property and specialty line insurance and of short-term nature with respect to related claims).

3)	Reinsurance which covers the inward reinsurance treaty and is a single operating segment.

The Group is of the view that the quantitative and qualitative aspects of the aggregated operating segments are similar in nature for all periods presented. In evaluating the appropriateness of aggregating operating segments, the key indicators considered included but were not limited to: (i) nature of products, (ii) similarities of customer base, products, underwriting processes and outward reinsurance processes, (iii) regulatory environments and (iv) distribution methods.

Segment performance is evaluated based on net underwriting results and is measured consistently with the overall net underwriting results in the consolidated financial statements.

The Group also has general and administrative expenses, net investment income, share of profit (loss) from associates, gain/loss on foreign exchange, impairment loss on insurance receivables, other expenses/revenues, listing related expenses, change in fair value of derivative financial liability and tax expense. These financial items are presented under “Corporate and Other” in the tables below as the Group does not allocate them to individual reporting segments.

(a)	Segment disclosure for the Group’s consolidated operations is as follows:

	2022
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Underwriting revenues
Gross written premiums	232,209	318,658	30,980	581,847	-	581,847
Reinsurer’s share of insurance premiums	(64,115)	(122,368)	-	(186,483)	-	(186,483)
Net written premiums	168,094	196,290	30,980	395,364	-	395,364
Net change in unearned premiums	(685)	(17,503)	(723)	(18,911)	-	(18,911)
Net premiums earned	167,409	178,787	30,257	376,453	-	376,453

Underwriting deductions
Net policy acquisition expenses	(33,103)	(31,555)	(5,587)	(70,245)	-	(70,245)
Net claims and claim adjustment expenses	(50,599)	(89,994)	(17,107)	(157,700)	-	(157,700)
Net underwriting results	83,707	57,238	7,563	148,508	-	148,508

General and administrative expenses	-	-	-	-	(67,453)	(67,453)
Net investment income	-	-	-	-	16,364	16,364
Share of profit from associates	-	-	-	-	209	209
Impairment loss on insurance receivables	-	-	-	-	(3,154)	(3,154)
Other revenues	-	-	-	-	2,286	2,286
Other expenses	-	-	-	-	(2,828)	(2,828)
Change in fair value of derivative financial liability	-	-	-	-	2,933	2,933
Loss on foreign exchange	-	-	-	-	(9,138)	(9,138)
Profit (loss) before tax	83,707	57,238	7,563	148,508	(60,781)	87,727
Income tax	-	-	-	-	(2,262)	(2,262)
Profit for the year	83,707	57,238	7,563	148,508	(63,043)	85,465

	2021
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Underwriting revenues
Gross written premiums	239,531	282,037	24,014	545,582	-	545,582
Reinsurer’s share of insurance premiums	(61,808)	(101,165)	-	(162,973)	-	(162,973)
Net written premiums	177,723	180,872	24,014	382,609	-	382,609
Net change in unearned premiums	(10,209)	(26,865)	(337)	(37,411)	-	(37,411)
Net premiums earned	167,514	154,007	23,677	345,198	-	345,198

Underwriting deductions
Net policy acquisition expenses	(30,498)	(28,766)	(3,902)	(63,166)	-	(63,166)
Net claims and claim adjustment expenses	(86,196)	(72,599)	(17,397)	(176,192)	-	(176,192)
Net underwriting results	50,820	52,642	2,378	105,840	-	105,840

General and administrative expenses	-	-	-	-	(58,946)	(58,946)
Net investment income	-	-	-	-	16,034	16,034
Share of loss from associates	-	-	-	-	(7,248)	(7,248)
Impairment loss on insurance receivables	-	-	-	-	(5,181)	(5,181)
Other revenues	-	-	-	-	1,844	1,844
Other expenses	-	-	-	-	(2,693)	(2,693)
Change in fair value of derivative financial liability	-	-	-	-	690	690
Loss on foreign exchange	-	-	-	-	(4,897)	(4,897)
Profit (loss) before tax	50,820	52,642	2,378	105,840	(60,397)	45,443
Income tax	-	-	-	-	(1,747)	(1,747)
Profit for the year	50,820	52,642	2,378	105,840	(62,144)	43,696

	2020
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Underwriting revenues
Gross written premiums	210,477	237,478	19,318	467,273	-	467,273
Reinsurer’s share of insurance premiums	(37,182)	(91,681)	-	(128,863)	-	(128,863)
Net written premiums	173,295	145,797	19,318	338,410	-	338,410
Net change in unearned premiums	(31,880)	(22,588)	(426)	(54,894)	-	(54,894)
Net premiums earned	141,415	123,209	18,892	283,516	-	283,516

Underwriting deductions
Net policy acquisition expenses	(27,079)	(24,316)	(3,095)	(54,490)	-	(54,490)
Net claims and claim adjustment expenses	(88,776)	(56,614)	(6,282)	(151,672)	-	(151,672)
Net underwriting results	25,560	42,279	9,515	77,354	-	77,354

General and administrative expenses	-	-	-	-	(46,923)	(46,923)
Net investment income	-	-	-	-	9,967	9,967
Share of loss from associates	-	-	-	-	(1,479)	(1,479)
Impairment loss on insurance receivables	-	-	-	-	(2,861)	(2,861)
Other revenues	-	-	-	-	372	372
Other expenses	-	-	-	-	(1,892)	(1,892)
Listing related expenses	-	-	-	-	(3,366)	(3,366)
Change in fair value of derivative financial liability	-	-	-	-	(4,418)	(4,418)
Gain on foreign exchange	-	-	-	-	2,572	2,572
Profit (loss) before tax	25,560	42,279	9,515	77,354	(48,028)	29,326
Income tax	-	-	-	-	(2,075)	(2,075)
Profit for the year	25,560	42,279	9,515	77,354	(50,103)	27,251

(b)	Non – current operating assets information by geography for years ended 31 December 2022 and 2021 are as follows:

	2022	2021
	USD ’000	USD ’000

Middle East	29,334	32,165
North Africa	203	301
UK	2,470	2,968
Asia	8	31
Europe	20	23
North America	88	-
	32,123	35,488

Non-current assets for this purpose consist of property, premises and equipment, investment properties and intangible assets.